Long-Term Debt (Schedule of Fixed Rate Senior Secured Notes) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Jan. 14, 2025	Dec. 31, 2024	Apr. 24, 2024	Dec. 31, 2023
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 15,895		$ 14,395		$ 13,445
Senior Notes Due June 1 2024 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt					500
Interest rate			2.75%
Senior Notes due April 1, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 350		350
Interest rate	2.95%		2.95%
Senior Notes due October 1, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450		$ 450		450
Interest rate	0.55%		0.55%
Senior Notes, Series A, due December 3, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 174		$ 174		174
Interest rate	3.86%		3.86%
Senior Notes, Series B, due January 14, 2026 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 38		$ 38		38
Interest rate	3.86%		3.86%
Senior Notes, Series C, due May 1, 2026 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 200		$ 200		200
Interest rate	5.50%		5.50%
Senior Secured Notes due March 20, 2027 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500
Interest rate	4.50%
Senior Notes due May 15, 2028 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 600		$ 600		600
Interest rate	4.30%		4.30%
Senior Notes due November 15, 2028 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650		$ 650		650
Interest rate	3.70%		3.70%
Senior Notes due March 15, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 318		$ 318		318
Interest rate	5.75%		5.75%
Senior Notes, Series F, due May 1, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 100
Interest rate	5.00%		5.00%	5.00%
Senior Notes, Series H, due May 1, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 250
Interest rate	5.15%
Senior Notes due November 1, 2029 [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 550
Senior Notes due November 1, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650	$ 100	$ 550
Interest rate	4.65%	4.65%	4.65%
Senior Notes due May 15, 2030 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700		700
Interest rate	2.75%		2.75%
Senior Notes, Series D, due May 1, 2031 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 100		100
Interest rate	5.34%		5.34%
Senior Notes due May 1, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 494		$ 494		494
Interest rate	7.00%		7.00%
Senior Notes due June 1, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400		400
Interest rate	4.15%		4.15%
Senior Notes due September 15, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700		700
Interest rate	4.55%		4.55%
Senior Notes due January 15, 2033 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 323		$ 323		323
Interest rate	7.25%		7.25%
Senior Notes due November 15, 2033 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 800		$ 800		800
Interest rate	5.65%		5.65%
Senior Notes, Series I, due May 1, 2034 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 150
Interest rate	5.59%
Senior Secured Notes due April 1, 2035 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650
Interest rate	5.35%
Senior Notes, Series E, due May 1, 2036 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 100		100
Interest rate	5.45%		5.45%
Senior Notes due September 1, 2038 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300		$ 300		300
Interest rate	7.50%		7.50%
Senior Notes due September 30, 2040 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 475		$ 475		475
Interest rate	5.25%		5.25%
Senior Notes due December 1, 2041 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400		400
Interest rate	4.55%		4.55%
Senior Notes due June 1, 2042 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 348		$ 348		348
Interest rate	5.30%		5.30%
Senior Notes due April 1, 2045 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 550		$ 550		550
Interest rate	3.75%		3.75%
Senior Notes due September 30, 2047 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 325		$ 325		325
Interest rate	3.80%		3.80%
Senior Notes due November 15, 2048 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450		$ 450		450
Interest rate	4.10%		4.10%
Senior Notes due June 1, 2049 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500		$ 500		500
Interest rate	3.80%		3.80%
Senior Notes due September 15, 2049 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700		700
Interest rate	3.10%		3.10%
Senior Notes due May 15, 2050 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400		400
Interest rate	3.70%		3.70%
Senior Notes Due November 15, 2051 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500		$ 500		500
Interest rate	2.70%		2.70%
Senior Notes due June 1, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400		400
Interest rate	4.60%		4.60%
Senior Notes due September 15, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 900		$ 900		900
Interest rate	4.95%		4.95%
Senior Notes due October 1, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300		$ 300		$ 300
Interest rate	5.35%		5.35%
Senior Notes Series G Due May12054 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 50		$ 50
Interest rate	5.49%		5.49%	5.49%
Senior Notes due June 15, 2054 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 750		$ 750
Interest rate	5.55%		5.55%
Senior Secured Notes due April 1, 2055 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650
Interest rate	5.80%